Prepayments, Deposits and Other Assets, Net (Details) - Schedule of Prepayments, Deposits and Other Assets, Net - USD ($)		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Prepayments, Deposits and Other Assets, Net [Abstract]
Prepaid expenses	[1]	$ 901,567	$ 510,462
Contract assets		690,554	691,025
Advances and deposits to suppliers	[1]	968,151	155,179
Deferred contract costs		726,691	114,400
Note receivables		1,376,357	280,223
Advances to employees		408,480	100,090
Prepaid VAT		59,647	74,329
Less: allowance for credit losses		(39,266)	(7,316)
Total		5,092,181	1,918,392
Less: non-current portion		(594,603)	(252,656)
Prepayments, deposits and other assets – current portion		$ 4,497,578	$ 1,665,736

[1]	Prepaid expenses, advances and deposits to suppliers primarily consists of advances and deposits to suppliers for purchasing goods or services that have not been received or provided.